Revenue - Summary of disaggregation of revenue from contracts with customers (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,308	$ 0	$ 0
Licensing revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,301	0	0
Licensing revenue [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,301	0	0
Sale of paxalisib [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7	0	0
Sale of paxalisib [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7	0	0
KR [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,308	$ 0	$ 0